ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital	$ 4,310,054
Accumulated deficit	21,208,152	$ 14,613,710
Net loss	6,594,442	(3,525,200)	$ 232,624
Net cash used in operating activities	$ 7,246,896	$ 2,046,957	$ 1,368,966